Fair value measurement - Contingent consideration, Contingent copper consideration (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) item $ / lb
Fair value measurement
Number of contingent payments | item	2
Copper contingent consideration payment amount | $	$ 75,000
18-month Trigger price	4.25
18-Month period (in months)	18 months
24-month Trigger price	4.50
24-Month period (in months)	24 months